CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIENCY) - USD ($)	Share capital	Reserve of share-based payments	Reserves Warrants	Cumulative translation adjustment	Deficit	Total
Balance, beginning at Sep. 30, 2016	$ 25,974,742	$ 3,496,221	$ 309,293	$ (2,076,479)	$ (28,240,634)	$ (536,857)
Balance, beginning (in shares) at Sep. 30, 2016	1,454,848
Share issuance costs	$ 5,375	(2,436)	0	0	0	2,939
Share issuance costs (in shares)	250
Share-based payments	$ 0	758,927	0	0	0	758,927
Loss for the year	0	0	0	0	(4,499,012)	(4,499,012)
Balance, ending at Sep. 30, 2017	$ 25,980,117	4,252,712	309,293	(2,076,479)	(32,739,646)	(4,274,003)
Balance, ending (in shares) at Sep. 30, 2017	1,455,098
Financing	$ 17,284,000	0	8,756,000	0	0	26,040,000
Financing (in shares)	4,321,000
Share issuance costs	$ (3,058,120)	0	672,221	0	0	$ (2,385,899)
Share issuance costs (in shares)						0
Share-based payments	0	1,401,414	0	0	0	$ 1,401,414
Loss for the year	0	0	0	0	(11,629,440)	(11,629,440)
Balance, ending at Sep. 30, 2018	$ 40,205,997	5,654,126	9,737,514	(2,076,479)	(44,369,086)	9,152,072
Balance, ending (in shares) at Sep. 30, 2018	5,776,098
Acquisition of Realm	$ 15,989,197	0	0	0	0	15,989,197
Acquisition of Realm (in shares)	6,718,150
Financing	$ 12,161,192	0	23,838,808	0	0	36,000,000
Financing (in shares)	6,080,596
Share issuance costs	$ (901,298)	0	(1,764,982)	0	0	$ (2,666,280)
Share issuance costs (in shares)						0
Pre-funded warrants exercised	$ 8,757,066	0	(8,755,996)	0	0	$ 1,070
Pre-funded warrants exercised (in shares)	2,187,530
Share-based payments	$ 0	1,146,707	0	0	0	1,146,707
Loss for the year	0	0	0	0	(10,441,865)	(10,441,865)
Balance, ending at Sep. 30, 2019	$ 76,212,154	$ 6,800,833	$ 23,055,344	$ (2,076,479)	$ (54,810,951)	$ 49,180,901
Balance, ending (in shares) at Sep. 30, 2019	20,762,374